Accounting Policies, by Policy (Policies)	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Virtuix Holdings Inc. and its subsidiaries required to be consolidated under U.S. GAAP. Significant intercompany accounts and transactions have been eliminated upon consolidation.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Virtuix Holdings Inc. as well as its subsidiaries required to be consolidated under accounting principles generally accepted in the United States of America (“GAAP”). Significant intercompany accounts and transactions have been eliminated upon consolidation.

Basis of Presentation

Basis of Presentation

The consolidated financial statements are presented using the accrual basis of accounting in U.S. dollars, which is the Company’s functional currency. Revenues are recognized when earned and expenses are recognized when incurred.

The Company’s fiscal year ends March 31.

Basis of Presentation

The consolidated financial statements are presented using the accrual basis of accounting, in U.S. dollars which is the Company’s functional currency. Therefore, revenues are recognized when earned and expenses are recognized when incurred.

The Company has adopted a fiscal year ending March 31st of each year.

Management's Estimates and Adjustments

Management’s Estimates and Adjustments

Preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions affecting reported amounts of assets, liabilities, revenues, and expenses, as well as disclosures of contingent items. Actual results could differ from these estimates.

In the opinion of management, all adjustments, consisting only of normal recurring adjustments, considered necessary for a fair presentation of the Company’s financial position as of December 31, 2025, have been included. Interim results are not necessarily indicative of results for the full fiscal year or any future period. Operating results for the three-month period ended December 31, 2025, are not necessarily indicative of the results that may be expected for the fiscal year ending March 31, 2026 or any future period.

Management’s Estimates

Preparing the Company’s consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Going Concern

Going Concern

The consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

The Company has not generated profits since inception and has incurred net losses of $6,892,302 and $12,024,068 for the nine months ended December 31, 2025 and 2024, respectively, and has accumulated deficits of $69,384,892 and $62,492,590 as of December 31, 2025 and March 31, 2025, respectively. These factors, when considered in conjunction with the Company’s working capital and liquid assets as of December 31, 2025, raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date these financial statements are issued. Subsequent to December 31, 2025, the Company raised additional capital that has improved liquidity and is expected to mitigate the conditions that gave rise to this substantial doubt.

Management has taken several actions to support the Company’s ability to continue as a going concern, including:

1.	Continuing to ramp up marketing and sales of Omni One, with anticipated significant revenues from this product line; and
2.	Raising capital from existing and new shareholders as necessary to fund operations.

No assurance can be given that these efforts will be successful. The consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Going Concern

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

The Company has not generated profits since inception, has negative cash flows from operations, has sustained net losses of $14,648,792 and $12,401,393 for the fiscal years ended March 31, 2025 and 2024, respectively, and has an accumulated deficit of $62,492,590 and $47,843,798 as of March 31, 2025 and 2024, respectively. The Company has limited working capital and liquid assets as of March 31, 2025 relative to its operating cash flow needs. These factors, among others, raise substantial doubt about the ability of the Company to continue as a going concern within one year after the date that the consolidated financial statements are available to be issued.

Management has taken several actions to ensure that the Company will continue as a going concern for the next twelve months from the date the consolidated financial statements are available to be issued:

1.	The Company will continue to ramp up production of Omni One and anticipates significant revenues from the Omni One product line going forward.
2.	The Company continues to raise capital from existing and new shareholders as necessary to fund its operating needs.

No assurance can be given that the Company will be successful in these efforts. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with Customers, which provides a five-step model for recognizing revenue in an amount that reflects the consideration expected in exchange for transferring control of goods or services.

The Company applies the following five steps to all revenue-generating arrangements:

1.	Identify the contract with a customer;
2.	Identify the performance obligations in the contract;
3.	Determine the transaction price;
4.	Allocate the transaction price to the performance obligations; and
5.	Recognize revenue when or as each performance obligation is satisfied.

The Company’s contracts typically include product sales, installation services, support programs, or the sale of digital playtime credits. Each arrangement is evaluated to determine whether it contains one or more performance obligations. The majority of contracts involve a single performance obligation to transfer or install physical goods. Revenue is recognized when control transfers to the customer, which occurs as follows:

●	Omni Pro units and related accessories – revenue recognized upon shipment, when control and title pass.
●	Omni One units and related accessories – revenue recognized upon shipment, consistent with the Company’s shipping terms.
●	Omni Arena systems – revenue recognized upon installation at the customer’s location, when control transfers.

●	Omniverse credits – revenue recognized over the estimated consumption period, typically two months from purchase based on usage patterns.

●	Omni Online – revenue recognized ratably over the subscription period.
●	Omni Care service program – treated as a separate performance obligation included with each Omni Arena contract. The transaction price is allocated to this performance obligation on a relative standalone selling price basis, using observable standalone pricing of $2,000 per quarter. Accordingly, $8,000 associated with Omni Care is included in the initial contract transaction price and is recognized ratably over the first 12 months of the contract term, as the services are provided evenly over time. Following the initial 12-month period, customers are billed $2,000 per quarter for continued Omni Care services. Fees billed after the first year are recognized ratably over the applicable quarterly service period.

●	Omni One extended warranty – sold separately from the Omni One unit and represents a service-type warranty. The transaction price is allocated to the extended warranty on a relative standalone selling price basis, with an observable standalone selling price of $295. Revenue is recognized ratably over the 3-year warranty term.

Contracts with multiple performance obligations are allocated based on relative standalone selling prices. Payment terms are generally fixed and do not include significant financing components. Amounts received in advance of satisfying performance obligations are recorded as contract liabilities and recognized when the related obligation is fulfilled.

The Company’s contracts generally do not include variable consideration, material rights, or warranties that give rise to separate performance obligations. The Company has also concluded it acts as the principal in the sale of digital content, as it controls the content before transfer to the customer.

Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with Customers, which provides a five-step model to determine when and how revenue is recognized. Under this model, revenue is recognized in an amount that reflects the consideration the Company expects to be entitled to in exchange for transferring control of goods or services to a customer.

The Company applies the following five steps to all revenue-generating arrangements:

1.	Identify the contract with a customer;
2.	Identify the performance obligations in the contract;
3.	Determine the transaction price;
4.	Allocate the transaction price to the performance obligations; and
5.	Recognize revenue when or as each performance obligation is satisfied.

The Company’s contracts typically consist of product sales, installation services, support programs, or the sale of digital playtime credits. Each of these is evaluated to determine whether it represents a separate performance obligation.

The majority of revenue arrangements involve a single performance obligation to transfer or install physical goods. Revenue is recognized when control is transferred to the customer, which occurs as follows:

●	Omni Pro units and related accessories — Revenue is recognized upon shipment to the customer, which is when control transfers and title passes.
●	Omni One units — Revenue is recognized upon shipment, consistent with the Company’s shipping terms.
●	Omni Arena systems — Revenue is recognized upon installation at the customer’s location, which is when control transfers.
●	Omniverse Credits — These credits grant access to virtual content or gameplay tied to Omni Pro and Omni Arena units. Revenue is recognized over the period during which access is expected to be consumed, typically two months from purchase based on usage patterns.
●	Omni Online — Revenue is recognized over time, ratably over the subscription period.
●	Omni Care service program — This is a separate performance obligation included with the sale of each Omni Arena contract, and the program includes access to routine maintenance support, supplies, and software service features. The Company allocates the transaction price to each performance obligation in the contract, including the Omni Care program, on a relative standalone selling price basis. The standalone selling price for Omni Care is based on observable prices for the service when sold separately ($2,000 per quarter) after the initial bundled period. Revenue for the Omni Care service program is recognized ratably over the 12-month period as the services are delivered evenly over time.

Contracts may include multiple performance obligations. In such cases, the Company allocates the transaction price to each obligation based on relative standalone selling prices. Payment terms are generally fixed and do not include significant financing components.

Amounts received in advance of satisfying performance obligations are recorded as contract liabilities and recognized as revenue when the related obligation is fulfilled. The Company’s contracts do not typically include variable consideration, material rights, or warranties that give rise to separate performance obligations. Additionally, the Company has evaluated its role in the sale of digital content and has concluded that it acts as the principal, as it controls the content prior to transfer to the customer.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers deposits that can be redeemed on demand and investments with original maturities of three months or less, when purchased, to be cash equivalents. As of December 31, 2025 and March 31, 2025, the Company’s cash and cash equivalents were deposited primarily in five financial institutions. Deposits with these institutions may exceed federally insured limits. Management believes that the financial institutions holding the Company’s cash are financially sound and, accordingly, the Company does not believe it is exposed to any significant credit risk related to its cash and cash equivalents.

Cash and Cash Equivalents

The Company considers deposits that can be redeemed on demand and investments that have original maturities of less than three months, when purchased, to be cash equivalents. As of March 31, 2025 and 2024, the Company’s cash and cash equivalents were deposited primarily in five financial institutions, which did not exceed federally insured limits as of March 31, 2025 or 2024.

All of a depositor’s accounts at an insured depository institution, including all non-interest bearing accounts, are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000 in total. Balances in excess of this coverage are uninsured and subject to loss should the institution fail, with a possible offset against outstanding loans. The Company has not experienced any losses in such accounts and management believes the Company is not exposed to any significant credit risk related to cash. Cash and cash equivalents in the amount of $196,962 and $148,432, representing foreign deposits at financial institutions, are not insured by the FDIC at March 31, 2025 and 2024, respectively.

Accounts Receivable

Accounts Receivable

Trade receivables are generally due within thirty days. Receivables are presented net of an allowance for credit losses, which is estimated based on historical loss experience, current economic conditions, and customers’ ability to pay.

Accounts Receivable

Terms of payment are generally thirty days from the invoice date. Receivables are recorded net of an allowance for credit losses, which is established based on management’s best estimate of probable credit losses after considering factors such as previous loss history, customers’ ability to pay their obligations, and the condition of the general economy and industry as a whole.

Inventory

Inventory

Inventory is stated at lower of cost or net realizable value. Cost is computed using weighted average cost at one subsidiary and specific identification cost at the remaining subsidiaries.

Net realizable value is estimated based on projected demand; slow-moving products are impaired accordingly.

Inventory Valuation

Inventory is stated at the lower of cost (first-in, first-out) or net realizable value in accordance with Topic 330, Inventory. Cost is computed using weighted average cost at one subsidiary and specific identification cost at the remaining subsidiaries. There is no material impact on the comparability of the financial results as a result of these differing methods. The Company applies net realizable value and obsolescence to the gross value of the inventory.

The Company estimates net realizable value based on estimated selling price less further costs to completion and disposal. The Company impairs slow-moving products by comparing inventories on hand to projected demand. When impairments are established, a new cost basis of the inventory is created.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost, less accumulated depreciation. Depreciation is straight-line over the following estimated useful lives:

Computer Equipment	5 years
Furniture and Fixtures	7 years
Machinery and Equipment	3 – 7 years
Office Equipment	5 – 7 years
Leasehold Improvements	3 – 5 years

Property and Equipment

Property and equipment are recorded at cost, less accumulated depreciation. Expenditures for major additions and improvements are capitalized and minor replacements, maintenance, and repairs are charged to expense as incurred. Leasehold improvements are amortized over the shorter of the term of the respective operating lease or the estimated economic life of the asset. When property and equipment are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is included in the results of operations for the respective period. Depreciation is provided over the estimated useful lives of the related assets using the straight-line method for financial statement purposes. The Company uses other depreciation methods (generally accelerated) for tax purposes where appropriate.

The estimated useful lives for significant property and equipment categories are as follows:

Computer Equipment	5 years
Furniture and Fixtures	7 years
Machinery and Equipment	3 – 7 years
Office Equipment	5 – 7 years
Leasehold Improvements	3 – 5 years

Fair Value Measurements	Fair Value Measurements Financial instruments primarily include cash, receivables, payables, accrued expenses, notes payable, and lease liabilities. Carrying amounts approximate fair value.

Fair Value Measurements

The Company’s financial instruments consist primarily of cash, accounts receivable, accounts payable, accrued expenses, notes payable, and lease liability. The carrying amounts of such financial instruments approximate their respective estimated fair value due to the short-term maturities and approximate market interest rates of these instruments.

Financial Accounting Standards Board (“FASB”) guidance specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect market assumptions. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). The three levels of the fair value hierarchy are as follows:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as exchange-traded instruments and listed equities.
●	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly (e.g., quoted prices of similar assets or liabilities in active markets, or quoted prices for identical or similar assets or liabilities in markets that are not active).
●	Level 3 — Unobservable inputs for the asset or liability. Financial instruments are considered Level 3 when their fair values are determined using pricing models, discounted cash flows or similar techniques and at least one significant model assumption or input is unobservable.

The carrying amounts reported in the consolidated balance sheets approximate their fair value.

Intangibles

Intangibles

Intangible assets include software, trademarks, customer lists, and a website. Amortization is straight-line over the following estimated useful lives:

Software	3 - 5 years
Trademarks	Indefinite
Customer Lists	3 years
Website	3 years

Intangibles

The Company’s intangible assets include software, trademarks, customer lists, and a website, which are amortized on a straight-line basis over their estimated useful lives. The costs of developing intangible assets for internal use are expensed as incurred.

The estimated useful lives for significant intangible asset categories are as follows:

Software	3 – 5 years
Trademarks	Indefinite
Customer Lists	3 years
Website	3 years

Software and Website Development Costs

Software and Website Development Costs

The Company accounts for software development costs in accordance with several accounting pronouncements, including Topic 730, Research and Development, Topic 985-20, Costs of Computer Software to be Sold, Leased, or Marketed, and Topic 330-10, Inventory. Costs incurred during the period of planning and design, prior to the period determining technological feasibility, for all software developed for internal and external use, are charged to operations in the period incurred as research and development costs. Additionally, costs incurred after determination of readiness for market are expensed as research and development.

The Company capitalizes certain costs in the development of its proprietary software (computer software to be sold, leased, or licensed) for the period after technological feasibility has been determined and prior to marketing and initial sales. Once technological feasibility is reached, and the software has been released for sale, such costs are capitalized and amortized to cost of revenue over the estimated lives of the products. These capitalized costs are amortized over their estimated useful lives and reviewed for impairment in accordance with Topic 330 when indicators of impairment exist.

Website development costs are accounted for separately under Topic 350-50, Website Development Costs.

Software and Website Development Costs

The Company accounts for software development costs in accordance with several accounting pronouncements, including Topic 730, Research and Development, Topic 985-20, Costs of Computer Software to be Sold, Leased, or Marketed and Topic 330-10, Inventory.

Costs incurred during the period of planning and design, prior to the period determining technological feasibility, for all software developed for internal and external use, has been charged to operations in the period incurred as research and development costs. Additionally, costs incurred after determination of readiness for market have been expensed as research and development. The Company capitalizes certain costs in the development of its proprietary software (computer software to be sold, leased or licensed) for the period after technological feasibility was determined and prior to marketing and initial sales. Once technological feasibility is reached, and the software has been released for sale, such costs are capitalized and amortized to cost of revenue over the estimated lives of the products.

These capitalized costs are amortized over their estimated useful lives and reviewed for impairment in accordance with Topic 330 when indicators of impairment exist.

Website development costs are accounted for separately under Topic 350-50, Website Development Costs.

Deferred Revenue

Deferred Revenue

Deferred revenue represents cash received from customers for which the related revenue has not yet been earned. Deferred revenue primarily consists of (i) orders of Omni One units and extended warranties, (ii) unfilled orders of Omni Pro systems, (iii) amounts billed but not yet recognized for Omni Arena installations, (iv) unearned subscription revenue related to Omni Online, (v) unredeemed Omniverse game credits, and (vi) unearned subscription revenue related to Omni Care.

The following table summarizes deferred revenue balances:

	December 31,	March 31,
	2025	2025
Omni One	$45,421	$936,821
Omni One extended warranty	16,553	-
Omni Pro	449,635	451,545
Omni Arena	137,391	290,169
Omni Online	35,898	44,104
Omniverse credits	27,701	37,584
Omni Care subscriptions	14,667	9,333
Total deferred revenue	$727,266	$1,769,556

Revenue recognized during the nine months ended December 31, 2025 and 2024, that was included in deferred revenue at the beginning of the respective periods, was $2,517,806 and $1,617,995, respectively. Revenue recognized during the three months ended December 31, 2025 and 2024, that was included in deferred revenue at the beginning of the respective periods, was $822,244 and $1,032,232, respectively. During the nine months ended December 31, 2025, the Company converted outstanding Omni One preorder deposits to gift cards and reclassed them from deferred revenue. These gift cards are redeemable for Company products and represent an obligation to deliver goods in the future. The total amount reclassed is $241,646, which has been recorded as a contract liability, included in current liabilities on the consolidated balance sheet as of December 31, 2025.

Payments received from customers during the nine months ended December 31, 2025 and 2024, that increased deferred revenue were $1,705,810 and $2,608,257, respectively. Payments received from customers during the three months ended December 31, 2025 and 2024, that increased deferred revenue were $759,159 and $857,655, respectively.

Deferred Revenue

Deferred revenue represents cash received from customers for which the related revenue has not yet been earned as of March 31, 2025 and 2024. This primarily includes pre-orders of Omni One units and Omni Pro units that have not yet been delivered or refunded by the end of the reporting period. Deferred revenue also includes pre-orders of Omni Arenas not yet installed, as well as deferred revenue related to Omniverse Credits and Omni Care subscriptions associated with installed Omni Arena units as of March 31, 2025 and 2024, for which revenue recognition criteria have not been met.

For the fiscal years ended March 31, 2025 and 2024, changes in deferred revenue were due to the following:

	March 31, 2025	March 31, 2024
Beginning deferred revenue	$1,850,342	$1,044,249
Amounts deferred during the year	3,109,944	2,445,020
Less refunds	(90,103)	(29,796)
Less revenue recognized	(3,100,627)	(1,609,131)
Ending deferred revenue	$1,769,556	$1,850,342

Deferred revenue as of March 31, 2025 and 2024 consists of the following:

	March 31, 2025	March 31, 2024
Omni One	$936,821	$1,113,649
Omni Pro units and accessories	451,545	455,974
Omni Arena	290,169	206,619
Omni Online	44,104	—
Omniverse Credits	37,584	18,767
Omni Care program	9,333	55,333
Total	$1,769,556	$1,850,342

Advertising Costs

Advertising Costs

Advertising costs are expensed as incurred, and are included in selling expenses in the accompanying consolidated statements of operations. Total advertising expense for the three months ended December 31, 2025 and 2024, was $377,739 and $23,844, respectively. Total advertising expense for the nine months ended December 31, 2025 and 2024, was $1,270,723 and $130,170, respectively.

Advertising Costs

Advertising costs are expensed as incurred, and are included in selling expenses in the accompanying consolidated statements of operations. Total advertising expense for the fiscal years ended March 31, 2025 and 2024, was $347,429 and $1,186,550, respectively.

Federal Income Taxes

Federal Income Taxes

No uncertain tax positions were identified. Tax-related interest and penalties, if any, are included in income tax expense. The U.S. federal tax returns are subject to examination by the Internal Revenue Service, generally for three years after they are filed. State tax returns are subject to examination generally for five years after they are filed.

Federal Income Taxes

Topic 740, Income Taxes, clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. Topic 740 also provides guidance on derecognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure, and transition. For the fiscal years ended March 31, 2025 and 2024, no uncertain tax positions were identified. The Company recognizes tax related interest and penalties, if any, as a component of income tax expense.

The U.S. federal tax returns are subject to examination by the Internal Revenue Service, generally for three years after they are filed. State tax returns are subject to examination generally for five years after they are filed.

Net Loss Per Share

Net Loss Per Share

Basic and diluted net loss per share is computed by dividing net loss by weighted-average shares outstanding. Potentially dilutive securities that were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive include stock options, RSUs, warrants, and convertible preferred stock. The total number of potentially dilutive shares excluded from the computation was 5,210,145 and 22,815,211 at December 31, 2025 and 2024, respectively.

Net Loss Per Share

Basic and diluted net loss per share is calculated by dividing net loss by the weighted-average number of shares of common stock outstanding during the period. The Company presents both basic and diluted net loss per share. Basic net loss per share includes only the weighted-average common shares outstanding during the period. Diluted net loss per share is the same as basic net loss per share for the fiscal years ended March 31, 2025 and 2024, because the inclusion of potentially dilutive securities would be anti-dilutive.

Potentially dilutive securities that were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive include stock options, warrants, and convertible preferred stock. The total number of potentially dilutive shares excluded from the computation was 24,336,201 for 2025 and 22,814,973 for 2024.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In August 2023, the FASB issued ASU 2023-05, Business Combinations—Joint Venture Formations (Subtopic 805-60): Recognition and Initial Measurement. This ASU provides guidance requiring a joint venture (or corporate joint venture) to recognize and initially measure its assets and liabilities at fair value upon formation. ASU 2023-05 is effective for joint venture formations with a formation date on or after January 1, 2025, with early adoption permitted. The amendments are to be applied prospectively. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, requiring public entities to disclose information about their reportable segments’ significant expenses and other segment items on an interim and annual basis. Public entities with a single reportable segment are required to apply the disclosure requirements in ASU 2023-07, as well as all existing segment disclosures and reconciliation requirements in ASC 280 on an interim and annual basis. The Company adopted ASU 2023-07 on April 1, 2024. See Note 17 for further detail.

On December 14, 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures, which enhances transparency regarding reconciling items and income taxes paid by jurisdiction. Key new disclosure requirements include qualitative disclosures about reconciling items, disaggregated income (loss) and income tax expense by jurisdiction, and income taxes paid disaggregated by federal, state, and foreign jurisdictions where taxes paid exceed 5% of total. The ASU is effective for fiscal years beginning after December 15, 2025, and interim periods therein, with early adoption permitted. For the Company, the earliest fiscal year affected will begin April 1, 2026. The amendments require a cumulative-effect adjustment to retained earnings at the adoption date. The Company is currently evaluating the impact of ASU 2023-09.

In March 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income (Subtopic 220-40): Expense Disaggregation Disclosures. The ASU requires public business entities to disclose in a tabular format significant expense categories that are included in each relevant income statement line item. The standard is effective for fiscal years beginning after

December 15, 2026, including interim periods within those years. Early adoption is permitted. The Company is currently evaluating the impact that this standard may have on its consolidated financial statements and related disclosures.

Recent Accounting Pronouncements

In June 2016, the FASB issued Accounting Standards Update (“ASU”) 2016-13, Financial Instruments — Credit Losses (Topic 326), which significantly changed the allowance for credit losses model by requiring recognition of expected credit losses over the life of the financial asset. The FASB subsequently issued ASU 2019-10, delaying the effective date of Topic 326. For smaller reporting companies subject to SEC regulations, the effective date was delayed from fiscal years beginning after December 15, 2020, to fiscal years beginning after December 15, 2022. For nonpublic companies, the effective date was similarly delayed to fiscal years beginning after December 15, 2022. The Company adopted Topic 326 using a modified retrospective approach effective April 1, 2023, resulting in a decrease to receivables and a cumulative-effect adjustment to retained earnings of $22,483 as of that date.

In January 2017, the FASB issued ASU 2017-04, Intangibles — Goodwill and Other (Topic 350), which simplified the goodwill impairment test by eliminating Step 2 (hypothetical purchase price allocation) and requiring an impairment loss be measured as the excess of a reporting unit’s carrying amount over its fair value, not exceeding the carrying amount of goodwill. The ASU also addressed accounting for internally generated intangible assets and improved related financial statement presentation and disclosures. ASU 2017-04 is effective for public entities for fiscal years beginning after December 15, 2019, and for all other entities for fiscal years beginning after December 15, 2022. The Company adopted ASU 2017-04 effective April 1, 2023 and concluded that the adoption did not have a material impact on its consolidated financial statements.

In August 2023, the FASB issued ASU 2023-05, Business Combinations — Joint Venture Formations (Subtopic 805-60):    Recognition and Initial Measurement. This ASU provides guidance requiring a joint venture (or corporate joint venture) to recognize and initially measure its assets and liabilities at fair value upon formation. ASU 2023-05 is effective for joint venture formations with a formation date on or after January 1, 2025, with early adoption permitted. The amendments are to be applied prospectively. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280):    Improvements to Reportable Segment Disclosures, requiring public entities to disclose information about their reportable segments’ significant expenses and other segment items on an interim and annual basis. Public entities with a single reportable segment are required to apply the disclosure requirements in ASU 2023-07, as well as all existing segment disclosures and reconciliation requirements in ASC 280 on an interim and annual basis. The Company adopted ASU 2023-07 on April 1, 2024. See Note 17 for further detail.

On December 14, 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures, which enhances transparency regarding reconciling items and income taxes paid by jurisdiction. Key new disclosure requirements include qualitative disclosures about reconciling items, disaggregated income (loss) and income tax expense by jurisdiction, and income taxes paid disaggregated by federal, state, and foreign jurisdictions where taxes paid exceed 5% of total. The ASU is effective for fiscal years beginning after December 15, 2025, and interim periods therein, with early adoption permitted. For the Company, the earliest fiscal year affected will begin April 1, 2026. The amendments require a cumulative-effect adjustment to retained earnings at the adoption date. The Company is currently evaluating the impact of ASU 2023-09.

In March 2024, the FASB issued ASU 2024-03, Income Statement — Reporting Comprehensive Income (Subtopic 220-40):    Expense Disaggregation Disclosures. The ASU requires public business entities to disclose in a tabular format significant expense categories that are included in each relevant income statement line item. The standard is effective for fiscal years beginning after December 15, 2026, including interim periods within those years. Early adoption is permitted. The Company is currently evaluating the impact that this standard will have on its consolidated financial statements and related disclosures.

Management has reviewed other recently issued but not yet effective accounting standards and believes they will not have a material impact on the Company’s consolidated financial statements. The Company will adopt applicable standards as required.

Foreign Currency Remeasurements

Foreign Currency Remeasurements

The Company’s non-U.S. subsidiaries, VML and its wholly-owned subsidiary VML_ZH, along with VMT, operate using the U.S. dollar as the functional currency. The effect of foreign currency exchange rate fluctuations on consolidated balance sheet accounts were not material for the three and nine months ended December 31, 2025 and 2024.

Foreign Currency Remeasurements

The Company’s non-U.S. subsidiaries, VML and its wholly-owned subsidiary VML_ZH, along with VMT, operate using the U.S. dollar as the functional currency. The effect of foreign currency exchange rate fluctuations on consolidated balance sheet accounts were not material for the years ended March 31, 2025 and 2024.

Gift Card Liability

Gift Card Liability

During the nine months ended December 31, 2025, the Company converted outstanding Omni One preorder deposits to gift cards and reclassed them from deferred revenue. The total amount reclassed from deferred revenue was $241,646. Additionally, the Company issued store credits (subsequently converted to gift cards) to certain investors as an incentive for purchasing shares. The total amount issued in connection with equity transactions was $214,906. These gift cards are redeemable for Company products and represent an obligation to deliver goods in the future. They have been recorded as a gift card liability, included in current liabilities on the consolidated balance sheet as of December 31, 2025. Total gift card liabilities at December 31, 2025 were $448,087.

Consistent with ASC 606, the gift card liability will be recognized as revenue when the cards are redeemed or expire.